COMPENSATION OF KEY MANAGEMENT PERSONNEL (INCLUDING DIRECTORS) (Tables)	12 Months Ended
Dec. 31, 2023
COMPENSATION OF KEY MANAGEMENT PERSONNEL (INCLUDING DIRECTORS)
Schedule of compensation of key management personnel (including directors)
		December 31,
		2023	2022	2021
a.	Balances:

	Other accounts payable	182	181	170

		Year ended December 31,
		2023	2022	2021
b.	Transactions:

	Short-term employee benefits	2,639	2,531	2,108
	Share-based payment benefits	638	1,179	883

	Total	3,277	3,710	2,991